Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill, Beginning balance	$ 2,767	$ 2,031
Acquisitions [note 7]	34	670
Foreign exchange and other	(127)	66
Goodwill, Ending balance	2,674	2,767
Body Exteriors & Structures [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	452	448
Acquisitions [note 7]	0	0
Foreign exchange and other	(17)	4
Goodwill, Ending balance	435	452
Power & Vision [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	1,928	1,198
Acquisitions [note 7]	34	670
Foreign exchange and other	(94)	60
Goodwill, Ending balance	1,868	1,928
Seating Systems [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	258	260
Acquisitions [note 7]	0	0
Foreign exchange and other	(8)	(2)
Goodwill, Ending balance	250	258
Complete Vehicles [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	109	105
Acquisitions [note 7]	0	0
Foreign exchange and other	(7)	4
Goodwill, Ending balance	102	109
Corporate [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	20	20
Acquisitions [note 7]	0	0
Foreign exchange and other	(1)	0
Goodwill, Ending balance	$ 19	$ 20